Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Jun. 30, 2014
Osterweis Fund | Investor Class
Risk/Return:
Trading Symbol	OSTFX
Osterweis Strategic Income Fund | Investor Class
Risk/Return:
Trading Symbol	OSTIX
Osterweis Strategic Investment Fund | Investor Class
Risk/Return:
Trading Symbol	OSTVX
Osterweis Institutional Equity Fund | Investor Class
Risk/Return:
Trading Symbol	OSTEX